N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
Entity Central Index Key	0001045008
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
NY American Legacy Target Date B Share
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 5th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year (7% is only applicable for the first year) after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.	•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Contract Value Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.83%[1]	0.89%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $5,128
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 5th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year (7% is only applicable for the first year) after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.	•Charges and Other Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Contract Value Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.83%[1]	0.89%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $5,128
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.92%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.92%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Optional Benefits Footnotes [Text Block]	2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $2,041	Highest Annual Cost: $5,128
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,041
Highest Annual Cost [Dollars]	$ 5,128
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-
942-5500 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
Optional Benefit Restrictions [Text Block]	•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.•You are required to have a certain level of Contract Value for some new rider elections.•We may modify or stop offering an optional benefit that is currently available at any time.•If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).•This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
Transfer Charge:[2]	$25
[1]The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.[2]The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.  The following table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Annual Administrative Charge (Account Fee):[1]	$35

Base Contract Expenses:
Contract Value Death Benefit	0.90%
Guarantee of Principal Death Benefit	1.10%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Target Date Income Benefit:[2,3]
Guaranteed Maximum Charge	2.25%	2.45%
i4LIFE® Advantage:[4]
Current Charge	0.40%	0.40%

[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or day of surrender).[2]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.[3]As an annualized percentage of the Protected income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[4]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.83%	0.89%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.83%	0.89%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.  Protected Annual Income rates for applications and/or rider election forms signed between November 28, 2022 and April 30, 2023
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	3.00%	67	6.10%
49	3.10%	68	6.15%
50	3.20%	69	6.20%
51	3.30%	70	6.30%
52	3.35%	71	6.30%
53	3.50%	72	6.35%
54	3.60%	73	6.40%
55	3.75%	74	6.45%
56	3.90%	75	6.50%
57	4.00%	76	6.50%
58	4.20%	77	6.55%
59	4.35%	78	6.55%
60	5.00%	79	6.60%
61	5.00%	80	6.60%
62	5.10%	81	6.60%
63	5.15%	82	6.60%
64	5.35%	83	6.65%
65	6.00%	84	6.70%
66	6.05%	85	6.80%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.40%	67	5.70%
49	2.50%	68	5.75%
50	2.60%	69	5.80%
51	2.70%	70	5.80%
52	2.75%	71	5.80%
53	2.90%	72	5.85%
54	3.00%	73	5.90%
55	3.15%	74	5.95%
56	3.30%	75	6.00%
57	3.40%	76	6.00%
58	3.60%	77	6.05%
59	3.75%	78	6.05%
60	4.50%	79	6.10%
61	4.50%	80	6.10%
62	4.60%	81	6.10%
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
63	4.65%	82	6.10%
64	4.85%	83	6.15%
65	5.60%	84	6.20%
66	5.65%	85	6.30%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.
Administrative Expense, Maximum [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or day of surrender).
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.83%	0.89%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.83%	0.89%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.83%
Portfolio Company Expenses Maximum [Percent]	0.89%
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$11,451	$18,821	$26,796	$51,276

Item 5. Principal Risks [Table Text Block]	Principal RisksThe principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $2 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract.If you elect a Living Benefit Rider, after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	•0.90%	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	•1.10%	•Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Target Date Income Benefit	•Guaranteed lifetime periodic withdrawals •An Enhancement that may increase the Protected Income Base •Account Value Step-ups of the Protected Income Base	•2.45%
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal my negatively import or
eliminate the potential for enhancements
or step-ups.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.	•i4LIFE® Advantage: 0.40% in addition to the base contract expense for the Death Benefit you have elected.	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period •Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Target Date Income Benefit	•Guaranteed lifetime periodic withdrawals •An Enhancement that may increase the Protected Income Base •Account Value Step-ups of the Protected Income Base	•2.45%
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal my negatively import or
eliminate the potential for enhancements
or step-ups.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.	•i4LIFE® Advantage: 0.40% in addition to the base contract expense for the Death Benefit you have elected.	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period •Additional Purchase Payments may be subject to restrictions.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Guaranteed Minimum Withdrawal [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Fees and Costs of Benefit [Text Block]	This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Target Date Income Benefit rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.The rates below apply for applications and/or rider election forms signed on and after May 1, 2023.The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.10%	1.35%
Enhancement Rate6%Protected Annual Income RateThe Protected Annual Income (“PAI”) rate is established when you elect the rider. The rate is based on your age (younger of you and your spouse under the joint life option) and will not increase.
Single Life PAI Rate				Joint Life PAI Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
48	3.00%	67	6.10%	48	2.40%	67	5.70%
49	3.10%	68	6.15%	49	2.50%	68	5.75%
50	3.20%	69	6.20%	50	2.60%	69	5.80%
51	3.30%	70	6.30%	51	2.70%	70	5.80%
52	3.35%	71	6.30%	52	2.75%	71	5.80%
53	3.50%	72	6.35%	53	2.90%	72	5.85%
54	3.60%	73	6.40%	54	3.00%	73	5.90%
55	3.75%	74	6.45%	55	3.15%	74	5.95%
56	3.90%	75	6.50%	56	3.30%	75	6.00%
57	4.00%	76	6.50%	57	3.40%	76	6.00%
58	4.20%	77	6.55%	58	3.60%	77	6.05%
59	4.35%	78	6.55%	59	3.75%	78	6.05%
60	5.00%	79	6.60%	60	4.50%	79	6.10%
61	5.00%	80	6.60%	61	4.50%	80	6.10%
62	5.10%	81	6.60%	62	4.60%	81	6.10%
63	5.15%	82	6.60%	63	4.65%	82	6.10%
64	5.35%	83	6.65%	64	4.85%	83	6.15%
65	6.00%	84	6.70%	65	5.60%	84	6.20%
66	6.05%	85	6.80%	66	5.65%	85	6.30%
In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2023. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.Appendix C — Protected Lifetime Income Fees and Protected Annual Income Rates for Previous Rider Elections  Protected Lifetime Income Fees
	Single Life	Joint Life
Riders elected prior to April 30, 2021	1.10%	1.35%
  Protected Annual Income rates for applications and/or rider election forms signed between September 12, 2022 and November 27, 2022
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.90%	67	5.90%
49	3.00%	68	5.95%
50	3.10%	69	6.00%
51	3.20%	70	6.10%
52	3.25%	71	6.15%
53	3.40%	72	6.20%
54	3.50%	73	6.25%
55	3.65%	74	6.30%
56	3.80%	75	6.35%
57	3.90%	76	6.40%
58	4.10%	77	6.45%
59	4.25%	78	6.45%
60	4.75%	79	6.50%
61	4.85%	80	6.50%
62	4.90%	81	6.50%
63	5.10%	82	6.50%
64	5.25%	83	6.55%
65	5.90%	84	6.60%
66	5.90%	85	6.70%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.30%	67	5.50%
49	2.40%	68	5.55%
50	2.50%	69	5.60%
51	2.60%	70	5.60%
52	2.65%	71	5.65%
53	2.80%	72	5.70%
54	2.90%	73	5.75%
55	3.05%	74	5.80%
56	3.20%	75	5.85%
57	3.30%	76	5.90%
58	3.50%	77	5.95%
59	3.65%	78	5.95%
60	4.25%	79	6.00%
61	4.35%	80	6.00%
62	4.40%	81	6.00%
63	4.60%	82	6.00%
64	4.75%	83	6.05%
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65	5.50%	84	6.10%
66	5.50%	85	6.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between May 23, 2022 and September 11, 2022
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.65%	67	5.65%
49	2.75%	68	5.70%
50	2.85%	69	5.75%
51	2.95%	70	5.85%
52	3.00%	71	5.90%
53	3.15%	72	5.95%
54	3.25%	73	6.00%
55	3.40%	74	6.05%
56	3.55%	75	6.10%
57	3.65%	76	6.15%
58	3.85%	77	6.20%
59	4.00%	78	6.20%
60	4.50%	79	6.25%
61	4.60%	80	6.25%
62	4.65%	81	6.25%
63	4.85%	82	6.25%
64	5.00%	83	6.30%
65	5.65%	84	6.35%
66	5.65%	85	6.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.05%	67	5.00%
49	2.15%	68	5.05%
50	2.25%	69	5.10%
51	2.35%	70	5.20%
52	2.40%	71	5.25%
53	2.55%	72	5.30%
54	2.65%	73	5.35%
55	2.80%	74	5.40%
56	2.95%	75	5.45%
57	3.05%	76	5.50%
58	3.25%	77	5.55%
59	3.40%	78	5.55%
60	4.00%	79	5.60%
61	4.10%	80	5.60%
62	4.15%	81	5.60%
63	4.35%	82	5.60%
64	4.50%	83	5.65%
65	5.00%	84	5.70%
66	5.00%	85	5.80%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.65%	67	5.55%
49	2.75%	68	5.60%
50	2.85%	69	5.65%
51	2.95%	70	5.75%
52	3.00%	71	5.80%
53	3.15%	72	5.85%
54	3.25%	73	5.90%
55	3.40%	74	5.95%
56	3.55%	75	6.00%
57	3.65%	76	6.05%
58	3.85%	77	6.10%
59	4.00%	78	6.10%
60	4.25%	79	6.15%
61	4.35%	80	6.15%
62	4.40%	81	6.15%
63	4.60%	82	6.15%
64	4.75%	83	6.20%
65	5.50%	84	6.25%
66	5.50%	85	6.35%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.05%	67	4.90%
49	2.15%	68	4.95%
50	2.25%	69	5.00%
51	2.35%	70	5.10%
52	2.40%	71	5.15%
53	2.55%	72	5.20%
54	2.65%	73	5.25%
55	2.80%	74	5.30%
56	2.95%	75	5.35%
57	3.05%	76	5.40%
58	3.25%	77	5.45%
59	3.40%	78	5.45%
60	3.65%	79	5.50%
61	3.75%	80	5.50%
62	3.80%	81	5.50%
63	4.00%	82	5.50%
64	4.15%	83	5.55%
65	4.85%	84	5.60%
66	4.85%	85	5.70%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between April 26, 2021 and November 14, 2021
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.65%	67	5.30%
49	2.75%	68	5.35%
50	2.85%	69	5.40%
51	2.95%	70	5.50%
52	3.00%	71	5.55%
53	3.15%	72	5.60%
54	3.25%	73	5.65%
55	3.40%	74	5.70%
56	3.55%	75	5.75%
57	3.65%	76	5.80%
58	3.85%	77	5.85%
59	4.00%	78	5.85%
60	4.25%	79	5.90%
61	4.35%	80	5.90%
62	4.40%	81	5.90%
63	4.60%	82	5.90%
64	4.75%	83	5.95%
65	5.25%	84	6.00%
66	5.25%	85	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.05%	67	4.65%
49	2.15%	68	4.70%
50	2.25%	69	4.75%
51	2.35%	70	4.85%
52	2.40%	71	4.90%
53	2.55%	72	4.95%
54	2.65%	73	5.00%
55	2.80%	74	5.05%
56	2.95%	75	5.10%
57	3.05%	76	5.15%
58	3.25%	77	5.20%
59	3.40%	78	5.20%
60	3.65%	79	5.25%
61	3.75%	80	5.25%
62	3.80%	81	5.25%
63	4.00%	82	5.25%
64	4.15%	83	5.30%
65	4.60%	84	5.35%
66	4.60%	85	5.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between December 14, 2020 and April 25, 2021
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.65%	67	5.10%
49	2.75%	68	5.15%
50	2.85%	69	5.15%
51	2.95%	70	5.20%
52	3.00%	71	5.20%
53	3.15%	72	5.25%
54	3.25%	73	5.30%
55	3.40%	74	5.35%
56	3.55%	75	5.40%
57	3.65%	76	5.45%
58	3.85%	77	5.50%
59	4.00%	78	5.55%
60	4.25%	79	5.60%
61	4.35%	80	5.65%
62	4.40%	81	5.70%
63	4.60%	82	5.75%
64	4.75%	83	5.85%
65	5.10%	84	5.95%
66	5.10%	85	6.05%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.05%	67	4.40%
49	2.15%	68	4.45%
50	2.25%	69	4.50%
51	2.35%	70	4.55%
52	2.40%	71	4.60%
53	2.55%	72	4.65%
54	2.65%	73	4.70%
55	2.80%	74	4.75%
56	2.95%	75	4.80%
57	3.05%	76	4.85%
58	3.25%	77	4.90%
59	3.40%	78	4.95%
60	3.65%	79	5.00%
61	3.75%	80	5.05%
62	3.80%	81	5.10%
63	4.00%	82	5.15%
64	4.15%	83	5.25%
65	4.35%	84	5.35%
66	4.40%	85	5.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.65%	67	5.00%
49	2.75%	68	5.05%
50	2.85%	69	5.10%
51	2.95%	70	5.15%
52	3.00%	71	5.20%
53	3.15%	72	5.25%
54	3.25%	73	5.30%
55	3.40%	74	5.35%
56	3.55%	75	5.40%
57	3.65%	76	5.45%
58	3.85%	77	5.50%
59	4.00%	78	5.55%
60	4.25%	79	5.60%
61	4.35%	80	5.65%
62	4.40%	81	5.70%
63	4.60%	82	5.75%
64	4.75%	83	5.85%
65	5.00%	84	5.95%
66	5.00%	85	6.05%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.05%	67	4.40%
49	2.15%	68	4.45%
50	2.25%	69	4.50%
51	2.35%	70	4.55%
52	2.40%	71	4.60%
53	2.55%	72	4.65%
54	2.65%	73	4.70%
55	2.80%	74	4.75%
56	2.90%	75	4.80%
57	3.05%	76	4.85%
58	3.25%	77	4.90%
59	3.40%	78	4.95%
60	3.65%	79	5.00%
61	3.75%	80	5.05%
62	3.80%	81	5.10%
63	4.00%	82	5.15%
64	4.15%	83	5.25%
65	4.35%	84	5.35%
66	4.40%	85	5.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	2.90%	67	5.25%
49	3.00%	68	5.30%
50	3.10%	69	5.35%
51	3.20%	70	5.40%
52	3.25%	71	5.45%
53	3.40%	72	5.50%
54	3.50%	73	5.55%
55	3.65%	74	5.60%
56	3.80%	75	5.65%
57	3.90%	76	5.70%
58	4.10%	77	5.75%
59	4.25%	78	5.80%
60	4.50%	79	5.85%
61	4.60%	80	5.90%
62	4.65%	81	5.95%
63	4.85%	82	6.00%
64	5.00%	83	6.10%
65	5.20%	84	6.20%
66	5.25%	85	6.30%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.30%	67	4.65%
49	2.40%	68	4.70%
50	2.50%	69	4.75%
51	2.60%	70	4.80%
52	2.65%	71	4.85%
53	2.80%	72	4.90%
54	2.90%	73	4.95%
55	3.05%	74	5.00%
56	3.20%	75	5.05%
57	3.30%	76	5.10%
58	3.50%	77	5.15%
59	3.65%	78	5.20%
60	3.90%	79	5.25%
61	4.00%	80	5.30%
62	4.05%	81	5.35%
63	4.25%	82	5.40%
64	4.40%	83	5.50%
65	4.60%	84	5.60%
66	4.65%	85	5.70%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.  Protected Annual Income rates for applications and/or rider election forms signed between February 18, 2020 and May 17, 2020
Single Life Option
Age	Protected Annual Income rate	Age	Protected Annual Income rate
48	3.40%	67	5.75%
49	3.50%	68	5.80%
50	3.60%	69	5.85%
51	3.70%	70	5.90%
52	3.75%	71	5.95%
53	3.90%	72	6.00%
54	4.00%	73	6.05%
55	4.15%	74	6.10%
56	4.30%	75	6.15%
57	4.40%	76	6.20%
58	4.60%	77	6.25%
59	4.75%	78	6.30%
60	5.00%	79	6.35%
61	5.10%	80	6.40%
62	5.15%	81	6.45%
63	5.35%	82	6.50%
64	5.50%	83	6.60%
65	5.70%	84	6.70%
66	5.75%	85	6.80%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Joint Life Option
Age (younger of you and your spouse’s age)	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
48	2.90%	67	5.25%
49	3.00%	68	5.30%
50	3.10%	69	5.35%
51	3.20%	70	5.40%
52	3.25%	71	5.45%
53	3.40%	72	5.50%
54	3.50%	73	5.55%
55	3.65%	74	5.60%
56	3.80%	75	5.65%
57	3.90%	76	5.70%
58	4.10%	77	5.75%
59	4.25%	78	5.80%
60	4.50%	79	5.85%
61	4.60%	80	5.90%
62	4.65%	81	5.95%
63	4.85%	82	6.00%
64	5.00%	83	6.10%
65	5.20%	84	6.20%
66	5.25%	85	6.30%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Appendix D — Enhancement Rates for Previous Rider Elections  Target Date Income Benefit Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 23, 2022, but prior to April 30, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to May 23, 2022	Enhancement Base	5%
Prior to May 18, 2020	Enhancement Base	6%

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2010 Target Date FundSM - Class 4	0.83%	-9.56%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2015 Target Date FundSM - Class 4	0.84%	-10.63%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2020 Target Date FundSM - Class 4	0.84%	-11.51%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2025 Target Date FundSM - Class 4	0.86%	-13.25%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2030 Target Date FundSM - Class 4	0.87%	-14.87%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2035 Target Date FundSM - Class 4	0.89%	-16.79%	N/A	N/A
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2010 Target Date FundSM - Class 4	0.83%	-9.56%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2015 Target Date FundSM - Class 4	0.84%	-10.63%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2020 Target Date FundSM - Class 4	0.84%	-11.51%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2025 Target Date FundSM - Class 4	0.86%	-13.25%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2030 Target Date FundSM - Class 4	0.87%	-14.87%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2035 Target Date FundSM - Class 4	0.89%	-16.79%	N/A	N/A

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
NY American Legacy Target Date B Share | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
NY American Legacy Target Date B Share | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
NY American Legacy Target Date B Share | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
NY American Legacy Target Date B Share | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
NY American Legacy Target Date B Share | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
NY American Legacy Target Date B Share | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $2 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract.If you elect a Living Benefit Rider, after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year.
NY American Legacy Target Date B Share | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
NY American Legacy Target Date B Share | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
NY American Legacy Target Date B Share | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
NY American Legacy Target Date B Share | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
NY American Legacy Target Date B Share | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
NY American Legacy Target Date B Share | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
NY American Legacy Target Date B Share | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
NY American Legacy Target Date B Share | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-942-5500 or visiting www.LincolnFinancial.com.
NY American Legacy Target Date B Share | AmericanFunds2010TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2010 Target Date FundSM- Class 4
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(9.56%)
NY American Legacy Target Date B Share | AmericanFunds2015TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2015 Target Date FundSM- Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(10.63%)
NY American Legacy Target Date B Share | AmericanFunds2020TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2020 Target Date FundSM- Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(11.51%)
NY American Legacy Target Date B Share | AmericanFunds2025TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2025 Target Date FundSM- Class 4
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
NY American Legacy Target Date B Share | AmericanFunds2030TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2030 Target Date FundSM- Class 4
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.87%)
NY American Legacy Target Date B Share | AmericanFunds2035TargetDateFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.
Portfolio Company Name [Text Block]	American Funds 2035 Target Date FundSM- Class 4
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
NY American Legacy Target Date B Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
NY American Legacy Target Date B Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
NY American Legacy Target Date B Share | ValueDeathBenefitMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]	Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your Contract may refer to this benefit as the Contract Value Death Benefit.) For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The Death Benefit paid equals $12,000.
NY American Legacy Target Date B Share | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.12%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.12%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.83%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.89%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	2.45%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Guarantee of Principal Death Benefit. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:•the current Contract Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Protected Annual Income amount under the Target Date Income Benefit reduce the sum of all Purchase Payment amounts on dollar for dollar basis. See Living Benefit Riders – Target Date Income Benefit.For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the Death Benefit paid equals $10,000.In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon the death of the person who was changed, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.If your Contract Value equals zero, no Death Benefit will be paid. You may not terminate the Guarantee of Principal Death Benefit. If all Contractowners and Annuitants are changed, the Guarantee of Principal Death Benefit will automatically terminate and the Contract Value Death Benefit will be in effect. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. Once you have selected this Death Benefit option, it cannot be changed.
NY American Legacy Target Date B Share | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.•Cannot be used simultaneously with portfolio rebalancing.
Name of Benefit [Text Block]	Dollar-Cost Averaging
NY American Legacy Target Date B Share | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging.
Name of Benefit [Text Block]	Portfolio Rebalancing
NY American Legacy Target Date B Share | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE®Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
NY American Legacy Target Date B Share | TargetDateIncomeBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,451
Surrender Expense, 3 Years, Maximum [Dollars]	18,821
Surrender Expense, 5 Years, Maximum [Dollars]	26,796
Surrender Expense, 10 Years, Maximum [Dollars]	51,276
Annuitized Expense, 1 Year, Maximum [Dollars]	4,451
Annuitized Expense, 3 Years, Maximum [Dollars]	13,821
Annuitized Expense, 5 Years, Maximum [Dollars]	23,796
Annuitized Expense, 10 Years, Maximum [Dollars]	51,276
No Surrender Expense, 1 Year, Maximum [Dollars]	4,451
No Surrender Expense, 3 Years, Maximum [Dollars]	13,821
No Surrender Expense, 5 Years, Maximum [Dollars]	23,796
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,276
Name of Benefit [Text Block]	Target Date Income Benefit
Purpose of Benefit [Text Block]	•Guaranteed lifetime periodic withdrawals •An Enhancement that may increase the Protected Income Base•Account Value Step-ups of the Protected Income Base
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Excess Withdrawals could significantly reduce or terminate the benefit. •Any withdrawal my negatively import or eliminate the potential for enhancements or step-ups.•Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.•Purchase Payments and step-ups may increase fee rate.•Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Target Date Income Benefit
Operation of Benefit [Text Block]	Living Benefit RidersThis section describes the optional Living Benefit Riders offered under this variable annuity contract. Living Benefit Riders, in general, provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the Contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the Contract’s effective date. Riders elected after the Contract is issued will be effective on the next Valuation Date following approval by us. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the Contract. The riders do not guarantee the investment results of the funds. There is no guarantee that any Living Benefit Rider will be available in the future, as we reserve the right to discontinue at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your Contract at any one time. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. If you purchase a Living Benefit Rider (except i4LIFE® Advantage), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.Rate SheetsThe current Enhancement rate, Protected Annual Income withdrawal rates for the Target Date Income Benefit are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-800-942-5500. If the rates that we are currently offering on the day the Contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your Contract and/or rider is issued, your Contract and/or rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form. Target Date Income BenefitTarget Date Income Benefit is a Living Benefit Rider available for purchase that provides: •Guaranteed periodic withdrawals up to Protected Annual Income amount (with certain exceptions listed later) up to the Contractowner's age 99 (for nonqualified contracts, the younger of you and your spouse if the joint life option is elected) which is based upon a Protected Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the Contract's effective date);•Lifetime income available through the Protected Annual Income Payout Option;•An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; and•Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement.Protected Annual Income payments are based upon a percentage of the Protected Income Base that is established at the time the rider is issued and cannot change. You may consider purchasing Target Date Income Benefit if you want a guaranteed lifetime income payment that may increase through the Account Value Step-up and Enhancement. Please note any withdrawals that exceed the Protected Annual Income amount or amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement. With the single life and joint life options, you may receive guaranteed income payments for life through the election of the Protected Annual Income Payout Option under this rider as described later in this section. If an election is not made, the Target Date Income Benefit rider will terminate. Except as specified below, this election must be made by the Contractowner’s age 99 (for nonqualified contracts, the younger of you and your spouse if the joint life option is elected). The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral.Availability. This Target Date Income Benefit rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the Contract’s effective date. If the rider is elected after the Contract is issued, it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the Contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $2 million or more.Target Date Income Benefit is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must both be at least age 48 (younger of you or your spouse) and both the Contractowner and Annuitant must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts . Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elected Target Date Income Benefit at the time you purchased the Contract, the Protected Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the Contract, the initial Protected Income Base equals the Contract Value on the effective date of the Target Date Income Benefit. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements and Account Value Step-up, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million and includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base). For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Protected Income Base will be increased by an Enhancement if: a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below);d. the Protected Income Base after the Enhancement amount is added would be greater than the Account Value Step-up of the Protected Income Base; ande. the Enhancement Base is greater than zero.The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-800-942-5500. Enhancement rates for previous effective periods are included in Appendix D to this prospectus.Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; andb.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the surrender charge, protected lifetime income fee and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any).Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred.If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and a 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. You may make periodic withdrawals up to the Protected Annual Income amount each Benefit Year as long as your Protected Annual Income amount is greater than zero until the last date to elect the Protected Annual Income Payout Option set forth below. At that time, you must elect the Protected Annual Income Payout Option to receive guaranteed income payments for life. You may start taking Protected Annual Income withdrawals when you (single life option) or the younger of you or your spouse (joint life option) turn age 48. The Protected Annual Income rate is established when the rider is elected and is based on your age and whether the singe life or joint life option has been elected. This rate will not change for the full duration of the rider. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the established rate. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000).Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract.Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; or2.withdrawals that are payable to any assignee or assignee’s bank account.When an Excess Withdrawal occurs:1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $12,000 withdrawal, which cause an $11,816 reduction in the Protected Income Base and Enhancement Base.Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,184 ($85,000 x 13.90% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90% = $11,816; $85,000 - $11,816 = $73,184)
Protected Annual Income amount = $3,659 (5% of $73,184 Protected Income Base)On the following Benefit Year anniversary:Contract Value = $43,000
Protected Income Base = $73,184
Enhancement Base = $73,184
Protected Annual Income amount = $3,659 (5% x $73,184)In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Protected Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;2.The RMD calculation must be based only on the value in this Contract;3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and4.This Contract is not a beneficiary IRA.If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.Protected Annual Income Payout Option. If you are required to take annuity payments because you have reached age 99 (for nonqualified contracts, the younger of you and your spouse for the joint life option is elected) and have not elected i4LIFE® Advantage, you have the option of electing the Protected Annual Income Payout Option (“PAIPO”). The PAIPO is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and your spouse for the joint life option.If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.Death Prior to the Annuity Commencement Date. Target Date Income Benefit has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Target Date Income Benefit does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was an Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Target Date Income Benefit will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida may terminate their rider at any time after the first Benefit Year anniversary. Target Date Income Benefit will automatically terminate:•on the Annuity Commencement Date (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable);•upon death under the single life option or the death of the Secondary Life under the joint life option;•upon election of i4LIFE® Advantage;•when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;•if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral;•on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or•upon surrender or termination of the underlying annuity contract.•on the final day of the Contractowner’s eligibility to elect the Protected Annual Income Payout Option.The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
NY American Legacy Target Date B Share | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period •Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantagei4LIFE® Advantage (the Variable Annuity Payout Option Rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your Contract will terminate.When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the Contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office. i4LIFE® is available on nonqualified annuities, IRAs and Roth IRAs (check with the Servicing Office or your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. When you elect i4LIFE® Advantage, you will receive a Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit.Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:•single or joint life option;•the date you will receive the initial Regular Income Payment;•the frequency of the payments (monthly, quarterly, semi-annually or annually);•the frequency the payment is recalculated;•the assumed investment return (AIR); and•the date the Access Period ends and the Lifetime Income Period begins.If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:•the age and sex of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the frequency of the payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:•the age and sex of the Annuitant and Secondary Life (if living);•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Death BenefitWhen you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period, but is only available if the Contract Value Death Benefit was in effect prior to the election of i4LIFE® Advantage, and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:•the Account Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments less the sum of Regular Income Payments and other withdrawals where:•Regular Income Payments and withdrawals under a Prior Rider that are not Excess Withdrawals reduce the Death Benefit by the dollar amount of the payment; and•all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. You may not change this Death Benefit once it is elected.General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:1.an original certified death certificate or any other proof of death satisfactory to us; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.i4LIFE® Advantage General ProvisionsWithdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply. Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the base contract expense for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
NY American Legacy Target Date B Share | TargetDateIncomeBenefitSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
NY American Legacy Target Date B Share | TargetDateIncomeBenefitJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
NY American Legacy Target Date B Share | i4LIFEAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
NY American Legacy Target Date B Share | i4LIFEAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
NY American Legacy Target Date B Share | GuaranteedBenefitMember
Prospectus:
Operation of Benefit [Text Block]	If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the Contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.If your Contract Value equals zero, no Death Benefit will be paid.
NY American Legacy Target Date B Share | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit InformationYour Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continues the Contract, we will pay a Death Benefit to the designated Beneficiary(s).If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:1.an original certified death certificate or other proof of death satisfactory to us, of the death; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:•if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or•if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
NY American Legacy Target Date B Share | LincolnProtectedPayMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
NY American Legacy Target Date B Share | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death BenefitsThe chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.**Death of Annuitant is treated like death of the Contractowner.A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary.Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.
NY American Legacy Target Date Advisory
Prospectus:
Fees and Costs of Benefit [Text Block]

This Rate Sheet Prospectus Supplement ("Rate Sheet") provides the rates for the Target Date Income Benefit rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or rider election forms signed on and after May 1, 2023.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

Current Initial Protected Lifetime Income Fee Rate

	Single Life	Joint Life
Current Initial Annual Charge	1.10%	1.35%

Enhancement Rate

6%

Protected Annual Income Rate

The Protected Annual Income ("PAI") rate is established when you elect the rider. The rate is based on your age (younger of you and your spouse under the joint life option) and will not increase.

Single Life PAI Rate				Joint Life PAI Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
48	3.00%	67	6.10%	48	2.40%	67	5.70%
49	3.10%	68	6.15%	49	2.50%	68	5.75%
50	3.20%	69	6.20%	50	2.60%	69	5.80%
51	3.30%	70	6.30%	51	2.70%	70	5.80%
52	3.35%	71	6.30%	52	2.75%	71	5.80%
53	3.50%	72	6.35%	53	2.90%	72	5.85%
54	3.60%	73	6.40%	54	3.00%	73	5.90%
55	3.75%	74	6.45%	55	3.15%	74	5.95%
56	3.90%	75	6.50%	56	3.30%	75	6.00%
57	4.00%	76	6.50%	57	3.40%	76	6.00%
58	4.20%	77	6.55%	58	3.60%	77	6.05%
59	4.35%	78	6.55%	59	3.75%	78	6.05%
60	5.00%	79	6.60%	60	4.50%	79	6.10%
61	5.00%	80	6.60%	61	4.50%	80	6.10%
62	5.10%	81	6.60%	62	4.60%	81	6.10%
63	5.15%	82	6.60%	63	4.65%	82	6.10%
64	5.35%	83	6.65%	64	4.85%	83	6.15%
65	6.00%	84	6.70%	65	5.60%	84	6.20%
66	6.05%	85	6.80%	66	5.65%	85	6.30%

In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2023. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

NY American Legacy Target Date Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
NY American Legacy Target Date Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%